BLACKROCK ETF TRUST
iShares Large Cap Growth Active ETF
(the “Fund”)
Supplement dated June 27, 2025 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated May 28, 2024 (as amended October 10, 2024), as supplemented to date
On September 18, 2024, the Board of Trustees of BlackRock ETF Trust approved certain changes to the Fund’s investment process and investment strategy in order to satisfy new requirements pursuant to the recent amendments to Rule 35d‑1 under the Investment Company Act of 1940 (the “Names Rule”). These changes are expected to become effective on August 28, 2025.
Accordingly, effective on August 28, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index (the “Russell 3000 Growth Index”), the S&P Composite 1500® Growth Index (the “S&P Composite 1500 Growth Index”) and the MSCI World Growth Index (the “MSCI World Growth Index”). The Russell 1000 Growth Index is a capitalization weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of April 30, 2025, the market capitalization range of companies included in the Russell 1000 Growth Index is $240.9 million to $3.192 trillion. The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with relatively higher price‑to‑book ratios, higher Institutional Brokers’ Estimate System (“I/B/E/S”) forecast medium term (2 year) growth and higher sales per share historical growth (5 years). The S&P Composite 1500 Growth Index measures constituents from the S&P Composite 1500® Index that are classified as growth stocks based on three factors: sales growth, the ratio of earnings change to price and momentum. The MSCI World Growth Index captures large and mid‑cap securities exhibiting overall growth style characteristics across 23 developed markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. Equity securities consist of common stock, preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”), which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company. The Fund may also purchase convertible securities.
In addition to ADRs, the Fund may also invest up to 20% of its total assets in other forms of securities of foreign companies, including but not limited to European Depositary Receipts, which are receipts typically issued in Europe evidencing an ownership arrangement with the foreign company or other securities convertible into securities of foreign companies.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended.

The section of the Prospectus entitled “More Information About the Fund – Additional Information on Principal Investment Strategies” is deleted in its entirety and replaced with the following:
The Fund seeks long-term capital appreciation. The Fund’s investment objective is a non‑fundamental policy and may be changed without shareholder approval.
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Growth Index (the “Russell 1000 Growth Index”) and (ii) are included within at least one growth index, as determined by BlackRock (the “Growth Indices”). Currently, such Growth Indices are the Russell 3000® Growth Index (the “Russell 3000 Growth Index”), the S&P Composite 1500® Growth Index (the “S&P Composite 1500 Growth Index”) and the MSCI World Growth Index (the “MSCI World Growth Index”). The Russell 1000 Growth Index is a capitalization weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of April 30, 2025, the market capitalization range of companies included in the Russell 1000 Growth Index is $240.9 million to $3.192 trillion. The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with relatively higher price‑to‑book ratios, higher Institutional Brokers’ Estimate System (“I/B/E/S”) forecast medium term (2 year) growth and higher sales per share historical growth (5 years). The S&P Composite 1500 Growth Index measures constituents from the S&P Composite 1500® Index that are classified as growth stocks based on three factors: sales growth, the ratio of earnings change to price and momentum. The MSCI World Growth Index captures large and mid‑cap securities exhibiting overall growth style characteristics across 23 developed markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. Equity securities consist of common stock, preferred stock, other financial instruments that are components of, or have characteristics similar to, the securities included in the Growth Indices, and American Depositary Receipts (“ADRs”), which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company. The Fund may also purchase convertible securities.
In addition to ADRs, the Fund may also invest up to 20% of its total assets in other forms of securities of foreign companies, including but not limited to European Depositary Receipts, which are receipts typically issued in Europe evidencing an ownership arrangement with the foreign company or other securities convertible into securities of foreign companies.
The Fund is classified as non‑diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”).
The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The section of the Prospectus entitled “More Information About the Fund – Investment Process” is deleted in its entirety and replaced with the following:
Companies are selected through a process of both top‑down macro-economic analysis of economic and business conditions, and bottom‑up analysis of the business fundamentals of individual companies. The stocks are selected from a universe of companies that Fund management believes have above average growth potential. Fund management will make investment decisions based on judgments regarding several valuation parameters relative to anticipated rates of growth in earnings and potential rates of return on equity.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BFA or any of its affiliates.
The first paragraph in the section of the SAI entitled “Investment Policies – Non‑Fundamental Investment Policies” is deleted in its entirety and replaced with the following:
The Fund has adopted a non‑fundamental investment policy, in accordance with Rule 35d‑1 under the 1940 Act, to invest, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Fund also has adopted a policy to provide its shareholders with at least 60 days’ notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.
Shareholders should retain this Supplement for future reference.
PR2SAI-BGRO-0625SUP

3